Leases - Schedule of Future Minimum Payments under Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments under Operating Leases [Abstract]
Not later than 1 year	$ 213,750	$ 111,321
Between 1 to 2 years	427,501	10,300
Total lease payments	1,088,187	121,621
Less: imputed interest	(19,433)	(2,864)
Total operating lease liabilities, net of interest	$ 1,068,754	$ 118,757	$ 326,107